Income Taxes (Income Tax Expense for Continuing Operations Including Noncontrolling Interests) (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal		$ (45)	$ (1)	$ (155)
State		108	(26)	85
Total current expense (benefit)		63	(27)	(70)
Deferred:
2017 Tax Reform Act impact	$ (851)	46	(851)	0
Taxes before operating loss carryforwards and investment tax credits		436	739	1,050
Tax utilization expense (benefit) of operating loss carryforwards		92	174	(161)
Investment tax credits		(56)	(200)	(248)
State		(1)	132	50
Total deferred expense (benefit)		517	(6)	691
Investment tax credit-gross deferral		2	5	35
Investment tax credit-amortization		(2)	(2)	(1)
Total income tax expense (benefit)		580	(30)	655
Virginia Electric and Power Company
Current:
Federal		36	432	168
State		40	73	90
Total current expense (benefit)		76	505	258
Deferred:
2017 Tax Reform Act impact	(93)	21	(93)	0
Taxes before operating loss carryforwards and investment tax credits		199	319	435
Tax utilization expense (benefit) of operating loss carryforwards		0	4	(2)
Investment tax credits		(51)	(23)	(25)
State		55	59	27
Total deferred expense (benefit)		224	266	435
Investment tax credit-gross deferral		2	5	35
Investment tax credit-amortization		(2)	(2)	(1)
Total income tax expense (benefit)		300	774	727
Dominion Energy Gas Holdings, LLC
Current:
Federal		(227)	75	176
State		31	13	32
Total current expense (benefit)		(196)	88	208
Deferred:
2017 Tax Reform Act impact	$ (246)	(6)	(246)	0
Taxes before operating loss carryforwards and investment tax credits		343	88	7
Tax utilization expense (benefit) of operating loss carryforwards		0	0	0
Investment tax credits		0	0	0
State		(17)	5	(18)
Total deferred expense (benefit)		320	(153)	(11)
Investment tax credit-gross deferral		0	0	0
Investment tax credit-amortization		0	0	0
Total income tax expense (benefit)		$ 124	$ (65)	$ 197